Cover	Jun. 28, 2024
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 28, 2024
Entity File Number	001-41420
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27701
City Area Code	440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	609-9677
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ